Schedule of Investments(a)
November 30, 2024
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–86.47%
Advertising–0.18%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 04/15/2028(b)	$1,711,000	$1,577,410
7.50%, 06/01/2029(b)	602,000	533,451
		2,110,861
Aerospace & Defense–1.69%
TransDigm, Inc.,
5.50%, 11/15/2027	2,902,000	2,879,812
6.75%, 08/15/2028(b)	1,359,000	1,387,823
7.13%, 12/01/2031(b)	12,510,000	13,018,995
6.63%, 03/01/2032(b)	2,971,000	3,046,876
		20,333,506
Alternative Carriers–0.33%
CommScope LLC, 4.75%, 09/01/2029(b)	758,000	628,192
Lumen Technologies, Inc.,
4.50%, 01/15/2029(b)	316,000	265,699
4.13%, 04/15/2029(b)	321,000	291,709
5.38%, 06/15/2029(b)	177,000	150,677
4.13%, 04/15/2030(b)	320,000	283,976
Series P, 7.60%, 09/15/2039	313,000	253,394
Series U, 7.65%, 03/15/2042	278,000	226,424
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027(b)	1,244,000	1,174,176
6.13%, 03/01/2028(b)	741,000	684,247
		3,958,494
Apparel Retail–0.98%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	6,892,000	6,067,957
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	6,287,000	5,691,542
		11,759,499
Application Software–1.15%
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	3,261,000	3,206,301
9.00%, 09/30/2029(b)	3,378,000	3,423,137
8.25%, 06/30/2032(b)	1,667,000	1,738,883
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	1,954,000	1,949,468
6.50%, 06/01/2032(b)	3,364,000	3,444,971
		13,762,760
Automobile Manufacturers–1.47%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	19,617,000	17,645,896
Automotive Parts & Equipment–3.12%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	7,705,000	8,091,305
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	12,775,000	12,163,029
PHINIA, Inc.,
6.75%, 04/15/2029(b)	8,777,000	9,020,026
6.63%, 10/15/2032(b)	2,867,000	2,890,494
Principal Amount		Value
Automotive Parts & Equipment–(continued)
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	$3,556,000	$3,574,701
7.13%, 04/14/2030(b)	1,741,000	1,730,570
		37,470,125
Automotive Retail–3.36%
Carvana Co.,
12.00% PIK Rate, 9.00% Cash Rate, 12/01/2028(b)(c)	3,308,320	3,533,607
13.00% PIK Rate, 11.00% Cash Rate, 06/01/2030(b)(c)	1,926,095	2,120,683
14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)	2,552,511	3,056,312
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	5,428,000	5,502,819
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	8,418,000	8,810,397
Lithia Motors, Inc.,
3.88%, 06/01/2029(b)	5,296,000	4,912,172
4.38%, 01/15/2031(b)	7,402,000	6,806,889
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	5,320,000	5,558,495
		40,301,374
Broadcasting–0.63%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	526,000	559,742
Gray Television, Inc.,
7.00%, 05/15/2027(b)	446,000	437,497
10.50%, 07/15/2029(b)	1,023,000	1,042,015
4.75%, 10/15/2030(b)	836,000	494,542
5.38%, 11/15/2031(b)	972,000	579,762
Paramount Global, 6.38%, 03/30/2062(d)	602,000	581,251
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	718,000	560,553
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	1,056,000	1,053,094
8.00%, 08/15/2028(b)	1,121,000	1,144,923
4.50%, 05/01/2029(b)	590,000	530,036
7.38%, 06/30/2030(b)	548,000	528,809
		7,512,224
Broadline Retail–0.62%
Macy’s Retail Holdings LLC,
6.70%, 07/15/2034(b)	2,886,000	2,495,964
4.50%, 12/15/2034	3,876,000	3,282,928
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	1,532,000	1,673,154
		7,452,046
Building Products–0.09%
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(b)	557,000	556,625
Park River Holdings, Inc., 6.75%, 08/01/2029(b)	649,000	581,743
		1,138,368
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Cable & Satellite–3.45%
Altice Financing S.A. (Luxembourg),
5.00%, 01/15/2028(b)	$800,000	$639,323
5.75%, 08/15/2029(b)	1,415,000	1,073,423
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	1,928,000	1,879,009
4.75%, 03/01/2030(b)	3,365,000	3,128,874
4.75%, 02/01/2032(b)	3,403,000	3,064,952
4.50%, 05/01/2032	4,333,000	3,831,777
4.25%, 01/15/2034(b)	3,730,000	3,113,088
CSC Holdings LLC,
11.75%, 01/31/2029(b)	2,628,000	2,608,264
6.50%, 02/01/2029(b)	1,538,000	1,322,171
5.75%, 01/15/2030(b)	2,346,000	1,412,033
4.13%, 12/01/2030(b)	1,000,000	755,881
4.63%, 12/01/2030(b)	2,146,000	1,200,509
4.50%, 11/15/2031(b)	3,347,000	2,526,865
DISH DBS Corp.,
7.75%, 07/01/2026	1,402,000	1,207,059
7.38%, 07/01/2028	1,084,000	823,142
5.75%, 12/01/2028(b)	2,259,000	1,973,082
5.13%, 06/01/2029	1,264,000	838,294
DISH Network Corp., 11.75%, 11/15/2027(b)	3,155,000	3,354,807
EchoStar Corp.,
10.75%, 11/30/2029	3,291,000	3,562,839
6.75% PIK Rate, 0.00% Cash Rate, 11/30/2030(c)	2,780,000	2,512,747
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	683,000	521,815
		41,349,954
Casinos & Gaming–2.56%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(c)	568,775	11,375
Melco Resorts Finance Ltd. (Hong Kong),
5.38%, 12/04/2029(b)	9,210,000	8,435,588
7.63%, 04/17/2032(b)	2,017,000	2,039,172
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	511,000	508,225
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	663,000	487,751
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	11,671,000	10,590,780
Viking Cruises Ltd.,
5.88%, 09/15/2027(b)	3,300,000	3,280,032
9.13%, 07/15/2031(b)	5,014,000	5,431,817
		30,784,740
Commercial & Residential Mortgage Finance–0.73%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	8,528,000	8,806,141
Commodity Chemicals–0.84%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)	9,985,000	10,079,887
Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– 0.73%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	$8,587,000	$8,806,198
Consumer Finance–1.98%
FirstCash, Inc., 6.88%, 03/01/2032(b)	8,728,000	8,909,870
Navient Corp.,
5.00%, 03/15/2027	3,550,000	3,505,230
9.38%, 07/25/2030	2,086,000	2,299,669
OneMain Finance Corp.,
6.63%, 05/15/2029	3,416,000	3,489,610
4.00%, 09/15/2030	3,093,000	2,782,327
7.13%, 11/15/2031	2,655,000	2,736,834
		23,723,540
Copper–0.50%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(b)	5,783,000	5,956,296
Diversified Banks–0.53%
Citigroup, Inc., Series CC, 7.13%(d)(e)	5,668,000	5,845,352
Freedom Mortgage Corp., 12.00%, 10/01/2028(b)	459,000	499,334
		6,344,686
Diversified Chemicals–0.68%
Celanese US Holdings LLC,
6.60%, 11/15/2028	1,855,000	1,921,493
6.95%, 11/15/2033	2,172,000	2,324,290
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	2,797,000	2,927,306
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	1,052,000	1,027,826
		8,200,915
Diversified Financial Services–3.91%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(d)	8,168,000	8,472,714
Freedom Mortgage Holdings LLC,
9.25%, 02/01/2029(b)	606,000	628,525
9.13%, 05/15/2031(b)	1,115,000	1,157,215
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	5,274,000	5,395,603
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	5,845,000	6,087,315
6.13%, 11/01/2032(b)	8,501,000	8,542,436
Jefferson Capital Holdings LLC,
6.00%, 08/15/2026(b)	2,825,000	2,817,174
9.50%, 02/15/2029(b)	2,759,000	2,948,110
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	8,553,000	8,908,587
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	1,325,000	1,290,606
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Diversified Financial Services–(continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(b)	$769,000	$679,030
		46,927,315
Diversified Metals & Mining–0.51%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	5,502,000	5,556,069
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	544,000	515,966
		6,072,035
Diversified REITs–0.47%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	1,290,000	1,113,630
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 02/15/2028(b)	3,173,000	3,373,641
6.50%, 02/15/2029(b)	1,268,000	1,113,346
		5,600,617
Diversified Support Services–0.54%
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	1,224,000	1,136,852
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)	5,066,000	5,364,377
		6,501,229
Electric Utilities–3.66%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(d)	5,975,000	6,048,737
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (Spain), 6.38%, 02/15/2032(b)	5,585,000	5,594,939
Duke Energy Corp., 6.45%, 09/01/2054(d)	5,600,000	5,699,210
Entergy Corp., 7.13%, 12/01/2054(d)	5,615,000	5,773,001
Vistra Operations Co. LLC,
5.00%, 07/31/2027(b)	3,000,000	2,974,573
7.75%, 10/15/2031(b)	12,631,000	13,428,433
6.88%, 04/15/2032(b)	4,210,000	4,371,531
		43,890,424
Electrical Components & Equipment–0.93%
EnerSys, 6.63%, 01/15/2032(b)	5,167,000	5,289,856
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	2,810,000	2,518,656
6.63%, 07/15/2032(b)	3,300,000	3,369,659
		11,178,171
Electronic Manufacturing Services–0.90%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	10,665,000	10,796,190
Environmental & Facilities Services–0.74%
GFL Environmental, Inc., 3.50%, 09/01/2028(b)	4,526,000	4,277,971
Principal Amount		Value
Environmental & Facilities Services–(continued)
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	$4,489,000	$4,628,645
		8,906,616
Fertilizers & Agricultural Chemicals–0.09%
Consolidated Energy Finance S.A. (Switzerland),
6.50%, 05/15/2026(b)	700,000	691,264
12.00%, 02/15/2031(b)	350,000	351,665
		1,042,929
Gold–0.44%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	5,198,000	5,265,330
Health Care Facilities–0.99%
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	1,229,000	1,110,238
Select Medical Corp., 6.25%, 12/01/2032(b)	5,590,000	5,604,986
Tenet Healthcare Corp., 6.75%, 05/15/2031	5,051,000	5,179,769
		11,894,993
Health Care REITs–0.90%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	9,494,000	8,927,967
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	2,856,000	1,866,697
		10,794,664
Health Care Services–1.88%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	1,637,000	1,613,042
Community Health Systems, Inc.,
8.00%, 12/15/2027(b)	1,146,000	1,150,755
6.88%, 04/15/2029(b)	3,700,000	2,988,838
5.25%, 05/15/2030(b)	4,517,000	3,858,782
4.75%, 02/15/2031(b)	4,266,000	3,467,225
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	4,617,000	4,762,495
DaVita, Inc., 6.88%, 09/01/2032(b)	4,630,000	4,785,396
		22,626,533
Health Care Supplies–0.15%
Medline Borrower L.P., 5.25%, 10/01/2029(b)	1,802,000	1,760,743
Health Care Technology–0.13%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	1,581,000	1,514,470
Home Improvement Retail–0.05%
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	597,000	559,158
Hotel & Resort REITs–3.17%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	8,853,000	9,006,122
RLJ Lodging Trust L.P.,
3.75%, 07/01/2026(b)	2,919,000	2,842,883
4.00%, 09/15/2029(b)	6,030,000	5,509,667
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Hotel & Resort REITs–(continued)
Service Properties Trust,
4.75%, 10/01/2026	$3,419,000	$3,295,553
5.50%, 12/15/2027	9,126,000	8,739,905
4.95%, 10/01/2029	1,766,000	1,441,815
4.38%, 02/15/2030	9,300,000	7,263,452
		38,099,397
Hotels, Resorts & Cruise Lines–0.13%
Carnival Corp., 6.00%, 05/01/2029(b)	1,606,000	1,612,974
Housewares & Specialties–0.46%
Newell Brands, Inc.,
6.38%, 05/15/2030	2,690,000	2,746,776
6.63%, 05/15/2032	2,690,000	2,743,947
		5,490,723
Independent Power Producers & Energy Traders–0.71%
Vistra Corp., Series C, 8.88%(b)(d)(e)	7,890,000	8,479,659
Industrial Machinery & Supplies & Components–1.58%
Enpro, Inc., 5.75%, 10/15/2026	5,328,000	5,340,973
ESAB Corp., 6.25%, 04/15/2029(b)	5,231,000	5,328,155
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	8,746,000	8,252,142
		18,921,270
Insurance Brokers–1.43%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/2027(b)	3,371,000	3,368,675
7.00%, 01/15/2031(b)	5,341,000	5,428,521
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	550,000	566,862
Jones Deslauriers Insurance Management, Inc. (Canada), 10.50%, 12/15/2030(b)	1,842,000	2,001,541
USI, Inc., 7.50%, 01/15/2032(b)	5,724,000	5,831,777
		17,197,376
Integrated Telecommunication Services–4.39%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)	1,445,000	390,899
Altice France S.A. (France),
5.50%, 01/15/2028(b)	5,092,000	3,953,954
5.50%, 10/15/2029(b)	2,451,000	1,886,995
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	602,000	587,390
Embarq Corp., 8.00%, 06/01/2036	1,121,000	555,384
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	3,069,000	3,119,267
8.50%, 04/15/2031(b)	5,639,000	6,008,521
7.00%, 04/15/2032(b)	5,730,000	5,798,963
Principal Amount		Value
Integrated Telecommunication Services–(continued)
Level 3 Financing, Inc.,
3.63%, 01/15/2029(b)	$316,000	$253,590
10.50%, 04/15/2029(b)	545,000	612,448
4.88%, 06/15/2029(b)	287,000	252,175
3.75%, 07/15/2029(b)	538,000	423,220
11.00%, 11/15/2029(b)	1,395,000	1,586,850
4.50%, 04/01/2030(b)	1,836,000	1,544,000
10.50%, 05/15/2030(b)	990,000	1,091,473
10.75%, 12/15/2030(b)	543,000	613,590
4.00%, 04/15/2031(b)	492,000	392,370
Sable International Finance Ltd. (Panama), 7.13%, 10/15/2032(b)	364,000	364,954
Telecom Italia Capital S.A. (Italy), 7.72%, 06/04/2038	8,272,000	8,782,027
Windstream Services LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/2028(b)	2,778,000	2,802,157
8.25%, 10/01/2031(b)	2,825,000	2,951,673
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	8,182,000	8,713,830
		52,685,730
Internet Services & Infrastructure–0.14%
Arches Buyer, Inc.,
4.25%, 06/01/2028(b)	632,000	590,527
6.13%, 12/01/2028(b)	642,000	581,904
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	500,000	465,571
		1,638,002
Investment Banking & Brokerage–1.45%
Goldman Sachs Group, Inc. (The), Series X, 7.50%(d)(e)	5,184,000	5,437,531
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(b)	6,210,000	6,376,647
9.00%, 06/15/2030	5,628,000	5,590,521
		17,404,699
Leisure Facilities–0.91%
NCL Corp. Ltd.,
8.13%, 01/15/2029(b)	2,548,000	2,705,968
6.25%, 03/01/2030(b)	2,775,000	2,766,795
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	5,295,000	5,430,279
		10,903,042
Marine Transportation–0.65%
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	4,848,000	5,015,280
7.63%, 02/15/2031(b)	2,723,000	2,843,707
		7,858,987
Metal, Glass & Plastic Containers–0.74%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	5,915,000	5,950,035
Iris Holding, Inc., 10.00%, 12/15/2028(b)	3,234,000	2,959,171
		8,909,206
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Mortgage REITs–0.09%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	$1,093,000	$1,111,831
Movies & Entertainment–0.52%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	711,000	634,961
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	4,865,000	4,304,178
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	1,713,000	1,319,871
		6,259,010
Multi-line Insurance–0.68%
Acrisure LLC/Acrisure Finance, Inc.,
8.50%, 06/15/2029(b)	2,721,000	2,834,765
7.50%, 11/06/2030(b)	5,279,000	5,390,593
		8,225,358
Multi-Utilities–0.47%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	5,655,000	5,673,815
Office REITs–0.47%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	5,682,000	5,610,946
Oil & Gas Drilling–2.73%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	5,756,000	5,790,031
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	5,283,000	5,532,033
Transocean, Inc.,
8.25%, 05/15/2029(b)	2,793,000	2,824,293
8.75%, 02/15/2030(b)	5,013,300	5,226,355
8.50%, 05/15/2031(b)	7,889,000	8,008,613
Valaris Ltd., 8.38%, 04/30/2030(b)	5,250,000	5,350,646
		32,731,971
Oil & Gas Exploration & Production–1.42%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	8,497,000	8,818,493
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 02/01/2031(b)	1,857,000	1,768,363
6.25%, 04/15/2032(b)	2,348,000	2,234,868
7.25%, 02/15/2035(b)	4,286,000	4,198,703
		17,020,427
Oil & Gas Refining & Marketing–0.18%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	2,210,000	2,173,543
Oil & Gas Storage & Transportation–6.08%
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 02/01/2028	5,563,000	5,634,668
8.88%, 04/15/2030	4,437,000	4,627,354
7.88%, 05/15/2032	6,897,000	6,956,980
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	5,282,000	5,447,319
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	$4,864,000	$5,297,058
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	1,832,000	1,710,554
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	3,688,000	3,780,415
8.38%, 02/15/2032(b)	4,941,000	5,061,130
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	5,349,000	5,551,839
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	5,480,000	5,581,386
Venture Global LNG, Inc.,
8.13%, 06/01/2028(b)	1,782,000	1,863,619
7.00%, 01/15/2030(b)	2,349,000	2,404,016
8.38%, 06/01/2031(b)	1,300,000	1,371,043
9.88%, 02/01/2032(b)	7,938,000	8,832,208
9.00%(b)(d)(e)	8,539,000	8,854,508
		72,974,097
Other Specialized REITs–0.45%
Iron Mountain, Inc.,
4.50%, 02/15/2031(b)	2,946,000	2,746,380
5.63%, 07/15/2032(b)	2,777,000	2,716,820
		5,463,200
Other Specialty Retail–1.71%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	3,161,000	3,308,415
6.75%, 07/01/2036	5,443,000	5,652,373
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	2,087,000	1,127,587
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	8,884,000	8,745,564
Staples, Inc., 10.75%, 09/01/2029(b)	1,668,000	1,646,618
		20,480,557
Packaged Foods & Meats–0.04%
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	505,000	518,660
Paper & Plastic Packaging Products & Materials–0.87%
LABL, Inc.,
5.88%, 11/01/2028(b)	2,193,000	1,963,172
8.63%, 10/01/2031(b)	3,039,000	2,867,960
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)(g)	5,636,000	5,621,896
		10,453,028
Passenger Airlines–1.57%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	17,701,000	17,687,439
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)	1,100,000	1,158,216
		18,845,655
Passenger Ground Transportation–0.05%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	513,000	557,300
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Pharmaceuticals–0.91%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	$1,830,000	$1,778,055
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	2,893,000	2,832,117
5.75%, 08/15/2027(b)	1,544,000	1,376,984
4.88%, 06/01/2028(b)	1,446,000	1,197,805
6.25%, 02/15/2029(b)	1,058,000	680,237
5.25%, 01/30/2030(b)	2,089,000	1,171,490
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	1,200,000	1,278,811
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/2029(b)	605,000	638,464
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(h)	3,499,000	0
		10,953,963
Rail Transportation–0.04%
Brightline East LLC, 11.00%, 01/31/2030(b)	500,000	468,806
Real Estate Development–0.10%
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	1,103,000	1,168,514
Real Estate Services–0.05%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)	649,000	605,357
Reinsurance–0.47%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	5,815,000	5,594,564
Research & Consulting Services–0.72%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(g)	8,901,000	8,642,508
Security & Alarm Services–0.19%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	2,482,000	2,280,105
Single-Family Residential REITs–0.44%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	5,182,000	5,235,882
Specialized Consumer Services–1.46%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	19,010,000	17,576,656
Specialized Finance–0.24%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	2,834,000	2,860,217
Steel–0.49%
Cleveland-Cliffs, Inc.,
7.00%, 03/15/2032(b)	4,451,000	4,479,184
6.25%, 10/01/2040	1,517,000	1,364,905
		5,844,089
Systems Software–0.09%
McAfee Corp., 7.38%, 02/15/2030(b)	1,124,000	1,093,906
Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.48%
Seagate HDD Cayman, 9.63%, 12/01/2032	$4,591,000	$5,248,647
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	650,000	538,403
		5,787,050
Tires & Rubber–0.09%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	1,056,000	1,045,514
Trading Companies & Distributors–4.51%
Air Lease Corp.,
Series B, 4.65%(d)(e)	7,400,000	7,243,039
Series C, 4.13%(d)(e)	2,996,000	2,830,846
Series D, 6.00%(d)(e)	572,000	567,332
Aircastle Ltd., 5.25%(b)(d)(e)	11,768,000	11,577,046
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	5,758,000	5,654,547
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)	2,523,000	2,494,596
7.88%, 12/01/2030(b)	10,160,000	10,797,631
7.00%, 06/15/2032(b)	6,740,000	6,967,677
5.88%, 04/15/2033(b)	6,038,000	5,969,725
		54,102,439
Wireless Telecommunication Services–1.19%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	6,271,000	5,530,903
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	9,691,000	8,707,117
		14,238,020
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,022,523,572)		1,037,626,980
Variable Rate Senior Loan Interests–4.94%(i)(j)
Advertising–0.31%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.69% (1 mo. Term SOFR + 4.00%), 08/23/2028	3,735,863	3,749,891
Cable & Satellite–0.18%
CSC Holdings LLC, Term Loan, 7.17% (6 mo. USD LIBOR + 2.50%), 04/15/2027	2,387,467	2,205,853
Casinos & Gaming–0.39%
Scientific Games Holdings L.P., Term Loan B, 7.59% (3 mo. Term SOFR + 3.00%), 04/04/2029	4,636,195	4,657,939
Commodity Chemicals–0.13%
Mativ Holdings, Inc., Term Loan B, 8.44% (1 mo. Term SOFR + 3.86%), 04/20/2028	1,544,394	1,548,255
Health Care Services–0.11%
Concentra Health Services, Term Loan B, 6.82% (1 mo. Term SOFR + 2.25%), 07/26/2031(h)	1,350,000	1,363,500
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Health Care Supplies–0.64%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 6.86% (3 mo. Term SOFR + 2.25%), 10/23/2028	$7,649,511	$7,704,014
Hotels, Resorts & Cruise Lines–0.73%
Carnival Corp., Term Loan B, 7.32% (1 mo. Term SOFR + 2.75%), 10/18/2028	4,075,200	4,108,311
IRB Holding Corp., Term Loan B, 7.42% (1 mo. Term SOFR + 2.75%), 12/15/2027	4,624,730	4,650,953
		8,759,264
Integrated Telecommunication Services–0.06%
CommScope, Inc., Term Loan, 7.94% (1 mo. Term SOFR + 3.25%), 04/06/2026 (Acquired 08/28/2024; Cost $739,021)(k)	767,979	754,539
Life Sciences Tools & Services–0.44%
Syneos Health, Inc., Term Loan, 8.35% (3 mo. Term SOFR + 3.75%), 09/27/2030	5,311,310	5,222,770
Oil & Gas Exploration & Production–0.40%
Prairie ECI Acquiror L.P., Term Loan B-2, 9.32% (1 mo. Term SOFR + 4.75%), 08/01/2029	4,721,275	4,763,578
Pharmaceuticals–0.38%
Endo Finance Holdings, Inc., Term Loan B, 8.57% (3 mo. Term SOFR + 4.50%), 04/23/2031	4,525,000	4,545,498
Real Estate Development–0.30%
Greystar Real Estate Partners LLC, Term Loan B, 7.34% (1 mo. Term SOFR + 2.75%), 08/21/2030	3,608,070	3,635,130
Real Estate Services–0.44%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.82% (1 mo. Term SOFR + 3.25%), 01/31/2030	5,313,683	5,323,646
Systems Software–0.43%
Camelot US Acquisition LLC, Term Loan, 7.32% (1 mo. Term SOFR + 2.75%), 01/31/2031	5,136,622	5,112,557
Total Variable Rate Senior Loan Interests (Cost $58,845,179)		59,346,434
Shares
Exchange-Traded Funds–3.18%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF(g)	60,000	2,392,800
Invesco Senior Loan ETF(g)(l)	1,692,000	35,718,120
Total Exchange-Traded Funds (Cost $38,042,976)		38,110,920
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–2.62%(m)
Broadline Retail–0.00%
Americanas S.A. (Brazil), 8.35%, 07/26/2029(h)	BRL	8,205	$0
Casinos & Gaming–0.05%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(c)	EUR	1,221,035	583,874
Diversified Banks–1.28%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(b)(d)(e)	EUR	4,800,000	5,131,086
Cooperatieve Rabobank U.A. (Netherlands), 4.38%(b)(d)(e)	EUR	5,000,000	5,181,766
Lloyds Banking Group PLC (United Kingdom), 4.95%(b)(d)(e)	EUR	4,788,000	5,052,815
			15,365,667
Diversified Capital Markets–0.47%
Deutsche Bank AG (Germany), 10.00%(b)(d)(e)	EUR	4,800,000	5,601,829
Health Care REITs–0.82%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	9,683,000	9,861,880
Paper & Plastic Packaging Products & Materials–0.00%
Mossi & Ghisolfi Finance Luxembourg S.A. (Brazil), 9.10% (3 mo. EURIBOR + 5.63%)(e)(h)(n)(o)	EUR	4,100,000	0
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $32,409,592)			31,413,250
	Shares
Common Stocks & Other Equity Interests–0.48%
Advertising–0.01%
Clear Channel Outdoor Holdings, Inc.(p)		70,000	105,700
Alternative Carriers–0.01%
Lumen Technologies, Inc.(p)		20,000	146,800
Broadcasting–0.01%
E.W. Scripps Co. (The), Class A(p)		50,000	100,000
Broadline Retail–0.01%
Americanas S.A. (Brazil)(p)		41,300	56,766
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(p)		13,766	11,554
			68,320
Cable & Satellite–0.01%
Altice USA, Inc., Class A(p)		40,000	96,400
Casinos & Gaming–0.06%
Caesars Entertainment, Inc.(p)		10,000	384,900
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)(p)		25,000	160,500
Studio City International Holdings Ltd., ADR (Hong Kong)(p)		25,000	165,000
			710,400
Commodity Chemicals–0.01%
Trinseo PLC		35,000	151,550
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Shares		Value
Communications Equipment–0.05%
CommScope Holding Co., Inc.(g)(p)	125,000	$596,250
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(p)	28,014	39,553
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(p)	1,495,460	790
		40,343
Housewares & Specialties–0.04%
Newell Brands, Inc.	50,000	479,500
Leisure Products–0.00%
HF Holdings, Inc.(h)	36,820	0
Oil & Gas Storage & Transportation–0.03%
NGL Energy Partners L.P.(p)	85,000	409,700
Pharmaceuticals–0.23%
Bausch Health Cos., Inc.(p)	75,000	627,750
Endo, Inc.(p)	85,952	2,091,470
		2,719,220
Real Estate Services–0.01%
Anywhere Real Estate, Inc.(p)	20,000	98,000
Total Common Stocks & Other Equity Interests (Cost $12,302,991)		5,722,183
Money Market Funds–0.80%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(l)(q)	3,371,461	3,371,461
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.53%(l)(q)	6,260,076	$6,260,076
Total Money Market Funds (Cost $9,631,537)		9,631,537

Options Purchased–0.12%
(Cost $1,711,891)(r)		1,503,442
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.61% (Cost $1,175,467,738)		1,183,354,746
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.29%
Invesco Private Government Fund, 4.63%(l)(q)(s)	7,691,227	7,691,227
Invesco Private Prime Fund, 4.71%(l)(q)(s)	19,755,347	19,761,273
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,452,500)		27,452,500
TOTAL INVESTMENTS IN SECURITIES–100.90% (Cost $1,202,920,238)		1,210,807,246
OTHER ASSETS LESS LIABILITIES—(0.90)%		(10,833,230)
NET ASSETS–100.00%		$1,199,974,016
Investment Abbreviations:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $871,480,375, which represented 72.62% of the Fund’s Net Assets.

(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	All or a portion of this security was out on loan at November 30, 2024.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	Restricted security. The value of this security at November 30, 2024 represented less than 1% of the Fund’s Net Assets.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Invesco Senior Loan ETF	$-	$47,403,500	$(11,712,094)	$54,144	$(27,430)	$35,718,120	$503,231
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	14,365,491	171,744,574	(182,738,604)	-	-	3,371,461	318,926
Invesco Liquid Assets Portfolio, Institutional Class	10,260,756	55,602,837	(65,862,694)	309	(1,208)	-	117,419
Invesco Treasury Portfolio, Institutional Class	16,417,704	268,643,890	(278,801,518)	-	-	6,260,076	473,638
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	70,965,244	(63,274,018)	-	-	7,691,227	88,617*
Invesco Private Prime Fund	-	135,561,188	(115,800,015)	-	101	19,761,273	264,553*
Total	$41,043,951	$749,921,233	$(718,188,943)	$54,453	$(28,537)	$72,802,157	$1,766,384

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2024 represented less than 1% of the Fund’s Net Assets.

(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(p)	Non-income producing security.
(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(r)	The table below details options purchased.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Block, Inc.	Call	06/20/2025	83	USD	100.00	USD	830,000	$74,078
Carnival Corp.	Call	06/20/2025	355	USD	27.00	USD	958,500	98,868
Foot Locker, Inc.	Call	05/16/2025	222	USD	25.00	USD	555,000	98,790
FTAI Aviation Ltd.	Call	05/16/2025	54	USD	180.00	USD	972,000	97,200
Gap, Inc. (The)	Call	06/20/2025	254	USD	25.00	USD	635,000	86,868
International Game Technology PLC	Call	07/18/2025	631	USD	20.00	USD	1,262,000	96,227
iShares China Large-Cap ETF	Call	06/20/2025	616	USD	36.00	USD	2,217,600	49,588
iShares Russell 2000 ETF	Call	03/21/2025	170	USD	245.00	USD	4,165,000	192,610
Lumen Technologies, Inc.	Call	06/20/2025	816	USD	10.00	USD	816,000	100,368
Norwegian Cruise Line Holdings Ltd.	Call	06/20/2025	280	USD	28.00	USD	784,000	98,140
Uniti Group Inc.	Call	01/16/2026	1,266	USD	7.00	USD	886,200	101,280
Vertiv Holdings Co.	Call	06/20/2025	51	USD	150.00	USD	765,000	70,890
Vistra Corp.	Call	07/18/2025	33	USD	170.00	USD	561,000	97,515
Vistra Corp.	Call	04/17/2025	68	USD	180.00	USD	1,224,000	125,460
Wynn Resorts, Ltd.	Call	06/20/2025	107	USD	95.00	USD	1,016,500	115,560
Total Exchange-Traded Equity Options Purchased								$1,503,442

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/27/2025	HSBC Bank USA, N.A.	EUR	20,315,000	USD	21,585,789	$65,595
Currency Risk
01/27/2025	Barclays Bank PLC	EUR	3,000,000	USD	3,174,086	(3,889)
01/27/2025	HSBC Bank USA, N.A.	EUR	2,000,000	USD	2,104,682	(13,969)
01/27/2025	State Street Bank & Trust Co.	EUR	700,000	USD	731,341	(10,187)
Subtotal—Depreciation						(28,045)
Total Forward Foreign Currency Contracts						$37,550

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 43, Version 1	Sell	5.00%	Quarterly	12/20/2029	2.950%	USD	22,000,000	$1,794,445	$1,890,020	$95,575

(a)	Centrally cleared swap agreements collateralized by $2,888,183 cash held with Merrill Lynch International.
(b)
Implied credit spreads represent the current level, as of November 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
ETF	—Exchange-Traded Fund
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,037,626,980	$0	$1,037,626,980
Variable Rate Senior Loan Interests	—	57,982,934	1,363,500	59,346,434
Exchange-Traded Funds	38,110,920	—	—	38,110,920
Non-U.S. Dollar Denominated Bonds & Notes	—	31,413,250	0	31,413,250
Common Stocks & Other Equity Interests	3,591,160	2,131,023	0	5,722,183
Money Market Funds	9,631,537	27,452,500	—	37,084,037
Options Purchased	1,503,442	—	—	1,503,442
Total Investments in Securities	52,837,059	1,156,606,687	1,363,500	1,210,807,246
Other Investments - Assets*
Forward Foreign Currency Contracts	—	65,595	—	65,595
Swap Agreements	—	95,575	—	95,575
	—	161,170	—	161,170
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(28,045)	—	(28,045)
Total Other Investments	—	133,125	—	133,125
Total Investments	$52,837,059	$1,156,739,812	$1,363,500	$1,210,940,371

*	Unrealized appreciation (depreciation).
Invesco High Yield Fund